SIGNIFICANT ACCOUNTING POLICIES - Income Taxes (Details)	12 Months Ended
Dec. 31, 2015
Income Taxes
Period of disqualification of REIT status	4 years
TRS'
Income Taxes
Ownership percentage	100.00%
Excise tax rate (as a percent)	100.00%
ACRC U TRS
Income Taxes
Ownership percentage	100.00%
Excise tax rate (as a percent)	100.00%
ACRE Capital | ACRC W TRS
Income Taxes
Ownership percentage	100.00%
Excise tax rate (as a percent)	100.00%